Equity Incentive Plans - Summary of non-vested restricted shares (Table) (Details)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Number of shares
Unvested at beginning of period | shares	143,000
Granted | shares	885,000
Vested | shares	(71,500)
Unvested at end of period | shares	956,500
Weighted Average Grant Date Fair Value
Unvested at beginning of period | $ / shares	$ 12.49
Granted | $ / shares	8.13
Vested | $ / shares	12.49
Unvested at end of period | $ / shares	$ 8.46